ACQUISITIONS Acquisitions (Details) - USD ($)													3 Months Ended								8 Months Ended	12 Months Ended
	Feb. 28, 2017	Sep. 14, 2016	Aug. 31, 2016	Aug. 17, 2016	Apr. 29, 2016	Apr. 05, 2016	May 14, 2015	May 05, 2015	Dec. 11, 2014	Dec. 02, 2014	Sep. 30, 2014	Sep. 16, 2014	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Business Acquisition [Line Items]
Payments to Acquire Property, Plant, and Equipment																						$ 22,978,000	$ 3,503,000	$ 47,805,000
Cash paid in acquisition																						98,373,000	0	0
Maturities of marketable securities																						2,104,209,000	2,067,983,000	1,683,708,000
Transaction costs													$ 3,522,000				$ 830,000				$ 3,522,000	3,522,000	830,000	1,100,000
Proceeds from revolving credit facility																						194,700,000	24,500,000	275,100,000
Repayment of term loan							$ 700,000		$ 30,000,000		$ 30,000,000											194,536,000	700,000	65,100,000
Affiliate													61,694,000	$ 48,433,000	$ 40,659,000	$ 36,549,000	37,306,000	$ 37,082,000	$ 34,868,000	$ 32,846,000		175,448,000	142,102,000	59,403,000
Total Revenue																						187,335,000	142,102,000	59,403,000
Net income													$ 27,631,000	$ 18,067,000	$ 15,876,000	$ 18,815,000	$ 16,997,000	$ 19,933,000	$ 19,262,000	$ 17,413,000		$ 80,389,000	$ 73,605,000	14,738,000
Plains Asset Purchase, East Coast Terminals [Member]
Business Acquisition [Line Items]
Total consideration given					$ 100,000,000
Cash paid in acquisition					98,373,000
Maturities of marketable securities					98,336,000
Business Combination, Consideration Transferred, Working Capital Adjustments					37,000
Proceeds from revolving credit facility					98,500,000
Repayment of term loan					98,336,000
Business Combination, Estimated Inventory And Working Capital Acquire					$ (1,627,000)
Affiliate																					3,303,000
Total Revenue																					11,871,000
Net income																					$ 5,133,000
Torrance Valley Pipeline Company LLC [Member]
Business Acquisition [Line Items]
Entities under common control, assets received, value			$ 345,989,000
Delaware City West Heavy Crude Unloading Rack [Member]
Business Acquisition [Line Items]
Maturities of marketable securities											30,000,000
Entities under common control, assets received, value											39,279,000
Toledo Storage Facility [Member]
Business Acquisition [Line Items]
Maturities of marketable securities									30,000,000
Entities under common control, assets received, value									54,426,000
Delaware City Products Pipeline and Truck Rack [Member]
Business Acquisition [Line Items]
Maturities of marketable securities							700,000
Entities under common control, assets received, value							15,975,000
PBF LLC [Member]
Business Acquisition [Line Items]
Partnership common units used to fund Acquisition							30,500,000																	$ 30,000,000
PBF LLC [Member] | Torrance Valley Pipeline Company LLC [Member]
Business Acquisition [Line Items]
Noncontrolling Interest, Ownership Percentage by Parent			50.00%
Total consideration given			$ 175,000,000
Cash paid in acquisition			20,000,000
Maturities of marketable securities			76,200,000
Proceeds from revolving credit facility			76,200,000
Repayment of term loan			76,200,000
PBF LLC [Member] | Delaware City West Heavy Crude Unloading Rack [Member]
Business Acquisition [Line Items]
Total consideration given												$ 150,000,000
Cash paid in acquisition												135,000,000
Partnership common units used to fund Acquisition												$ 15,000,000
Proceeds from revolving credit facility											105,000,000
PBF LLC [Member] | Toledo Storage Facility [Member]
Business Acquisition [Line Items]
Total consideration given										$ 150,000,000
Cash paid in acquisition										135,000,000
Partnership common units used to fund Acquisition										$ 15,000
Proceeds from revolving credit facility									105,000,000
PBF LLC [Member] | Delaware City Products Pipeline and Truck Rack [Member]
Business Acquisition [Line Items]
Total consideration given								$ 143,000,000
Cash paid in acquisition								112,500,000
Partnership common units used to fund Acquisition								$ 30,500,000
Proceeds from revolving credit facility							23,800,000
Term Loan [Member]
Business Acquisition [Line Items]
Proceeds from revolving credit facility							$ 700,000		$ 30,000,000		$ 30,000,000
Limited Partner, Affiliate [Member] | PBF LLC [Member]
Business Acquisition [Line Items]
Limited partner interest percentage													44.20%								44.20%	44.20%
Common Units [Member]
Business Acquisition [Line Items]
Common units sold in public offering (in shares)		4,375,000		4,000,000		2,875,000																23,271,174
Common Units [Member] | PBF LLC [Member] | Torrance Valley Pipeline Company LLC [Member]
Business Acquisition [Line Items]
Cash paid in acquisition			78,800,000
Common Units [Member] | Limited Partner [Member] | PBF LLC [Member]
Business Acquisition [Line Items]
Partnership common units used to fund Acquisition (in shares)																							1,288,420	1,210,471
Common Units [Member] | Limited Partner [Member] | PBF LLC [Member] | Delaware City West Heavy Crude Unloading Rack [Member]
Business Acquisition [Line Items]
Partnership common units used to fund Acquisition (in shares)												589,536
Common Units [Member] | Limited Partner [Member] | PBF LLC [Member] | Toledo Storage Facility [Member]
Business Acquisition [Line Items]
Partnership common units used to fund Acquisition (in shares)										620,935
Common Units [Member] | Limited Partner [Member] | PBF LLC [Member] | Delaware City Products Pipeline and Truck Rack [Member]
Business Acquisition [Line Items]
Partnership common units used to fund Acquisition (in shares)								1,288,420
Senior Secured Notes [Member]
Business Acquisition [Line Items]
Debt Instrument, Interest Rate, Stated Percentage								6.875%
Senior Secured Notes [Member] | PBF LLC [Member] | Delaware City Products Pipeline and Truck Rack [Member]
Business Acquisition [Line Items]
Cash paid in acquisition								$ 88,000,000
Torrance Valley Pipeline Company LLC [Member]
Business Acquisition [Line Items]
Noncontrolling Interest in Variable Interest Entity			$ 0.50
Subsequent Event [Member] | Paulsboro Natural Gas Pipeline Company LLC [Member]
Business Acquisition [Line Items]
Entities under common control, assets received, value	$ 11,538,000
Subsequent Event [Member] | Paulsboro Natural Gas Pipeline Company LLC [Member]
Business Acquisition [Line Items]
Payments to Acquire Property, Plant, and Equipment	$ 11,600,000